Geographic information	12 Months Ended
Dec. 31, 2012
Geographic Information
Geographic information

NXT conducts all of its survey operations from its head office in Canada, and has a one person administrative office in Colombia.  NXT has no long term assets outside of Canada.  Revenues were derived by geographic area as follows:

	2012	2011	2010

Colombia	$2,858,221	$-	$443,011
Argentina	1,675,820	-	-
Mexico	5,727,392	-	-
Guatemala	676,142	-	-
United States of America	-	144,650	-
	10,937,575	144,650	443,011

The Company's 2012 revenues were derived from a total of four clients, of which the two largest represented 78% of 2012 revenues (100% from one client in each of 2011 and 2010).